Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

24.Subsequent events

(a)   Share split and redesignation of Ordinary Shares

On January 11, 2021, the Board of Directors of the Company approved a resolution to subdivide each of its authorized ordinary shares (including all issued and unissued ordinary shares) into ten ordinary shares, which was accounted for as a share split. Pursuant to the share split in January 2021, the Company's authorized share capital became US$50 divided into 5,000,000,000 ordinary shares with a par value of US$0.00001 per share. Refer to Note 1(b)(iii). Following the share split in January 2021, the Board of Directors also approved the resolution to (i) increase the authorized share capital of the Company to US$150 divided into 15,000,000,000 ordinary shares, (ii) re-designate 1,436,815,570 ordinary shares held by the Parent into Class B ordinary shares on a one-for-one basis, and (iii) increase the Award Pool under the 2021 share incentive plan, all effective upon the completion of IPO of the Group.

(b)   Closing of IPO

In January 2021, the Company completed its IPO on the New York Stock Exchange ("NYSE"). In the offering, 133,975,000 American depositary shares ("ADSs"), representing 133,975,000 Class A Ordinary shares, were issued and sold to the public at a price of US$12.00 per ADS.

Upon the completion of IPO, the resolutions in Note 24 (a) became effective, which are (i) the authorized share capital of the Company was increased to US$150 divided into 15,000,000,000 ordinary shares, (ii) 1,436,815,570 ordinary shares held by the Parent was re-designated as Class B ordinary shares on a one-for-one basis; holders of Class A ordinary shares will be entitled to one vote per share, while holders of Class B ordinary shares will be entitled to ten votes per share,  and (iii) the 2021 share incentive plan (the “2021 Plan”) became effective.

The Group has assessed and preliminarily concluded that there was no significant impact on the Group’s consolidated financial statements with respect to the adoption of such a dual-class share structure.

Upon the completion of IPO, the Group recognized RMB11,398 share-based compensation expenses related to the Parent’s Restricted Ordinary Shares because the accelerated vesting condition was achieved. Refer to Note 17(b).

(c)   Share Distribution

On March 26, 2021, the Company announced that the Parent has approved a share distribution pursuant to which the Parent shall distribute its shares in the Company to its shareholders of record on March 26, 2021 (the “Record Date”) in proportion to the Parent’s shareholding structure on the Record Date (the “Share Distribution”). On April 16, 2021, the Share Distribution was completed. Accordingly on April 16, 2021, Relx Holdings Limited owns 618,171,790 Class B ordinary shares of the Company and the other existing shareholders of Relx Inc. owns 952,618,780 Class A ordinary shares of the Company. The Class B ordinary shares then beneficially owned by Relx Holdings Limited represent all of the Company’s issued and outstanding Class B ordinary shares upon the completion of Share Distribution and constitute approximately 39.4% beneficial ownership or 86.6% voting power of the Company’s total issued and outstanding share capital immediately after the completion of Share Distribution.

In connection with the Share Distribution, the Company also granted option awards under the 2021 Plan to assume all the outstanding share incentive awards issued under the Parent Incentive Plans with the same remaining requisite vesting periods and vesting conditions on April 16, 2021. The Parent Incentive Plans were cancelled when the option grants were all completed. The Award Pool will consist of (i) 224,935,770 Class A ordinary shares assumed from outstanding share incentive awards issued under the Parent Incentive Plans, and (ii) 57,472,620 Class A ordinary shares initially, which may be further increased as determined by the Board of Directors. The Company accounted for the awards granted under the 2021 Plan in connection with the Share Distribution as a modification under ASC 718 and assessed that there was no incremental fair value before and after the modification date based on the valuation of the third-party valuer.

(d)   Issuance of the Decision to Amend the Implementation Regulations of the Tobacco Monopoly Law of the People’s Republic of China (Draft for Comment)

On March 22, 2021, the Ministry of the Industry and Information Technology of the People’s Republic of China (the “MIIT”) issued the Decision to Amend the Implementation Regulations of the Tobacco Monopoly Law of the People’s Republic of China (Draft for Comment) (the “Draft Amendment”), which proposes to add another article to the Implementation Regulations as Article 65, that is, “the regulation for next-generation tobacco products including e-cigarettes shall make reference to the relevant regulations for cigarettes under the Implementation Regulations.” The MIIT is currently soliciting comments for the Draft Amendment, and the relevant regulatory rules are in the process of being formulated. If the Draft Amendment is approved and promulgated as it is, the Group’s e-vapor products may be subject to further regulation as tobacco products, which may increase compliance burden and thus adversely affect the Group’s business, financial condition, results of operations, and cash flows. It is uncertain how government authorities in China will regulate e-vapor products or harm-reduction products in general and what additional regulations the Group may be subject to. The Company will continuously monitor the situation and its potential impact on the PRC Business.